Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Schedule of assets under finance lease

The Group contracted the following types of property, plant and equipment under finance leases at 31 December 2017:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,545	(815)	1,730
Plant and machinery	14,249	(6,564)	7,685
	16,794	(7,379)	9,415

The Group has contracted the following types of property, plant and equipment under finance leases at 31 December 2018:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,389	(898)	1,491
Plant and machinery	15,690	(7,237)	8,453
	18,079	(8,135)	9,944